                              THE HOMESTATE GROUP

                    THE HOMESTATE PENNSYLVANIA GROWTH FUND
                    The HOMESTATE SELECT OPPORTUNITIES FUND

                        SUPPLEMENT DATED MARCH 16, 1998
                   TO THE PROSPECTUS DATED OCTOBER 30, 1997


The Prospectus of the above-named funds is supplemented as follows:

1. The name and phone number of the Funds' shareholder servicing agent found in the second paragraph under the heading "Additional Information" on page 1 and in the paragraph entitled "Combined Purchase Privilege" under the heading Reduced Sales Charge" on page 13 are amended as follows:

Firstar Trust Company, at (800) 232-0224


2. The table entitled "Shareholder Transaction Expenses" on page 3 is amended as follows:

Wire Transfer of Redemption Proceeds Fee......................$12.00


3. The section entitled "Purchasing Shares" on pages 14 and 15 is replaced as follows:

Shares of the Funds may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

INVESTING BY MAIL - Please complete and sign the Subscription Application Form included with this Prospectus and send it, together with your check or money order ($500 minimum; any lesser amount must be approved by the Fund), made payable to The HomeState Group, TO: The HomeStateGroup, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53210-0701. Note: A different procedure is used for establishing Individual Retirement Accounts. Please call the Firstar Trust Company at (800) 232-0224 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

INVESTING BY OVERNIGHT OR EXPRESS MAIL- Please use the following address to insure proper delivery: Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 E. Michigan Street, Milwaukee, WI 53202.

INVESTING BY WIRE - To establish a new account by wire please first call Firstar Trust Company at (800) 232-0224 to advise it of the investment and dollar amount. This will ensure prompt and accurate handling of your investment. A completed Subscription Application Form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

    Firstar Bank Milwaukee, N.A.
    777 East Wisconsin Avenue
    Milwaukee, WI 53202
    ABA Number 075000022
    For credit to Firstar Trust M.F.S.
    Account Number 112-952-137
    For further credit to (Fund Name, Shareholder Account Number, Shareholder
    Name)
    ((For new accounts, include taxpayer identification number))

ADDITIONAL PURCHASES - You may add to your account at any time by purchasing shares by mail (minimum $50) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify Firstar Trust Company at
(800) 232-0224 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your shareholder account number in order to assure that your funds are credited properly.

PURCHASES BY TELEPHONE By using the Funds' telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your Fund shares purchased at the offering price determined at the close of regular trading on a given date, Firstar Trust Company must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such a date. Most transfers are completed within one business day. You may not use telephone purchase transactions for initial purchases of Fund shares. The minimum amount that can be transferred by telephone is $100.

4. The section entitled "Tax-Deferred Retirement Plans" on page 15 is replaced as follows:

RETIREMENT PLANS

Shares of the Funds are also available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in
Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Funds for retirement plans can be obtained from the Funds by calling (800) 232-0224. The following is a description of the types of retirement plans for which the Funds' shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") - Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Funds' IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

Firstar Trust Company makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, Firstar Trust Company receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar Trust Company by the IRA shareholder. If the fee is not paid by the due date, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

The Taxpayer Relief Act of 1997 (The "1997 Act") also creates several new or expanded IRAs which will be available to Fund shareholders beginning on March 16, 1998.

The 1997 Act creates a new "Roth IRA" which will permit tax-free distributions of account balances if the assets have been invested for five years or more, and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes ("AGI") of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.

The 1997 Act also creates a new education IRA to help parents fund their children's post secondary school education. Parents or others may contribute up to $500 annually to an education IRA on behalf of any child under age 18. This IRA is subject to the same AGI limits as the Roth IRA above, and there are other contribution restrictions that may apply. The education IRA earnings accumulate tax free, and assets that have accumulated in the IRA may be distributed tax free when used to pay qualified higher education expenses.

Both new IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS - The Funds' shares may also be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS - The Funds' shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.


5.  The section entitled "AutoInvest Plan" on page 15 is replaced as follows:

AUTOINVEST PLAN
Shares of the Funds may be purchased through the AutoInvest Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for an investment in the Funds on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $50 per month. The account designated will be debited in the specified amount, on the schedule you select, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Funds may alter, modify or terminate this Plan at any time. You may establish this option by completing the appropriate section of the Subscription Application Form. For more information about participating in the AutoInvest Plan, call the Fund at (800) 232-0224.


6. The section entitled "How to Redeem Shares of the Fund" on pages 15 and 16 is replaced as follows:

                       HOW TO REDEEM SHARES OF THE FUND

Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Valuing the Funds' Shares." Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. The Funds normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to twelve days from the purchase date, at which time the redemption proceeds will be sent to the shareholder. Purchases made with a check that does not clear will be canceled and the investor will be responsible for any losses or fees incurred in the transaction.

REDEMPTION BY MAIL - At any time during normal business hours you may request that the Funds redeem your shares in whole or part. Written redemption requests must be directed to The HomeState Group, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar Trust Company, but the effective date of the redemption will be delayed until the request is received by Firstar Trust Company. Requests for redemption which are subject to any special conditions or which specify an effective date other than provided herein cannot be honored.

A redemption request must be received in "Good Order" by Firstar Trust Company for the request to be processed. "Good Order" means the request for redemption must include:

Your letter of instruction specifying the name of the Fund and either the number of shares or the dollar amount of shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.

     Type of Registration                    Requirements
     --------------------                    ------------

     Individual, Joint Tenants, Sole         Redemption requests must be
     Proprietorship,                         signed by all person(s) required
     Custodial (Uniform Gift To Minors       to sign for the account, exactly as
     Act),                                   it is registered
     General Partners

     Corporations, Associations              Redemption request and a corporate
                                             resolution, signed by the person(s)
                                             required to sign for the account,
                                             accompanied by signature
                                             guarantee(s)

     Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)

A redemption request for amounts above $10,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar Trust Company.

The redemption price is the next determined net asset value after Firstar Trust Company receives a redemption request in "Good Order." The amount paid will depend on the market value of the investments in the Funds' portfolio at the time of determination of net asset value, and may be more or less than the initial cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no later than the seventh day (or earlier if required under applicable law) after receipt by Firstar Trust Company of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such an event the Funds may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar Trust Company, which will assess a $12.00 wire fee against your account.

REDEMPTION BY TELEPHONE - Shareholders who have so indicated on the Subscription Application Form, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $10,000 by instructing the transfer agent by telephone at (800) 232-0224. If proceeds are sent by wire, a $12.00 wire fee will apply, and there is a $100 minimum per telephone redemption required. Redemption requests for amounts exceeding $10,000 must be made in writing. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

Neither the Fund(s) nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone requests are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Subscription Application Form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Firstar Trust Company by telephone, you may make a redemption request by mail. The Fund and Firstar Trust Company each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Funds shares by wire or telephone may be modified or terminated at any time by the Funds.

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed.

The Funds also reserve the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial account investment required when the account is established, presently $500 for all accounts except AutoInvest Plan accounts, where the minimum is presently $50. The shares will not be redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund). The Funds will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. If you select the Funds' systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $50 minimum. To select the option you must check the appropriate box on the Subscription Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details, see the application form or call the Fund at (800) 232-0224.


7. The section entitled "How to Exchange Shares of the Fund" on page 16 is replaced as follows:

Shares of the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund may be exchanged for shares of each at the then current net asset value by calling the Funds' transfer agent by 4:00 p.m. Eastern Time on a normal Business Day; or for shares of other funds which may be introduced by the Adviser; but not for shares of the HomeState Year 2000 ("Y2K") Fund. Shares may also be exchanged for the Firstar Money Market Fund and Firstar U.S. Government Money Market Fund (the "Firstar Funds"), which are managed by Firstar Investment Research and Management Company, LLC, and distributed by B.C. Ziegler and Company. Shares of the Firstar Funds acquired through direct purchase or in the form of dividends earned on such shares may be exchanged for shares of any HomeState fund at net asset value plus the normal sales charge of such funds. The minimum initial investment of $1,000 is required to establish an account in the Firstar Funds by telephone exchange or written request. The Firstar Funds and the transfer agent reserve the right to amend or change the exchange privilege upon 60 days notice to the shareholders. Exchanges of Funds' shares involve the redemption of Funds' shares and therefore an exchange may cause the realization of gains or losses for income tax purposes.


8. The paragraph at the top of page 17 under the heading "Valuing the Funds' Shares" is replaced as follows:

Securities of the Funds listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available or not deemed representative of actual market values and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair market value, the Trustees may employ an independent pricing service.

Short-term investments with less than sixty days remaining to maturity when acquired by the Funds will be valued on an amortized cost basis by the Funds, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Funds acquire a short-term security with more than sixty days to maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such sixty day period that this amortized cost value does not represent fair market value.


9. The subheadings "The Administrator, Accounting and Transfer Agent" and "The Custodian" on page 18 are replaced as follows:

The Fund has entered into an administration agreement (the "Administration Agreement") with Firstar Trust Company (the "Administrator"), 615 E. Michigan Street, Milwaukee, WI 53202. Under the Administration Agreement, the Administrator maintains the books, accounts and other documents required under the 1940 Act, responds to shareholder inquiries, prepares the Funds' financial statements and tax returns, prepares certain reports and filings with the SEC and with State Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationary and office supplies, keeps and maintains the Funds' financial and accounting records and generally assists in all aspects of the Funds' operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .06% of the first $200,000,000 of each Fund's average net assets, .05% of the next $500,000,000 of each Fund's average net assets, and .03% of each Fund's average net assets in excess of $700,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $30,000.

Firstar Trust Company also provides custodial, transfer agency and accounting services for the Funds. Information regarding these services is provided in the Funds' Statement of Additional Information.


10. The name and address of the Funds' transfer agent should be changed to the following in the second paragraph under the heading "Dividends, Distributions and Taxes" on page 20:

Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53202-0701.


11. The following paragraph should be inserted after the first paragraph under the subheading "Taxes" on page 20:

The Taxpayer Relief Act of 1997 creates a new category of long-term capital gain for individuals that will be taxed at new lower rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Funds' securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the Statement of Additional Information or should contact their personal tax advisors.

                              THE HOMESTATE GROUP

                    The HOMESTATE PENNSYLVANIA GROWTH FUND
                    THE HOMESTATE SELECT OPPORTUNITIES FUND

                        SUPPLEMENT DATED MARCH 16, 1998
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 1997


The Statement of Additional Information of the above-named funds is supplemented as follows:

1. The name of the Funds' transfer agent and shareholder services agent found in the fourth paragraph under the heading "Additional Purchase and Redemption Information" on page 8 and in the third paragraph entitled "Combined Purchase Privilege" under the sub-heading "Reduced Sales Charge Plans" on page 8 are changed as follows:

Firstar Trust Company

2. The sections entitled "Administrator, Accounting Agent and Transfer Agent" and "Custodian and Independent Accountants" on pages 15 and 16 are replaced as follows:

ADMINISTRATOR
Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53201, provides certain administrative services to the Funds pursuant to an Administrative Services Agreement (the "Administrative Agreement").

Under the Administrative Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Funds as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the U.S. Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; (9) assists the Funds in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings; (10) monitors the Funds' compliance with applicable state securities laws; (11) assists the Distributor with the review of advertising literature and the submission of such advertising literature to the National Association of Securities Dealers (the "NASD") for review and approval under applicable NASD rules; (12) assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Funds pursuant to Rule 12b-1; and (13) takes other such action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
Firstar Trust Company serves as custodian of the Trust's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Trust Company has agreed to (i) maintain a separate account in the name of each of the Funds, (ii) make receipts and disbursements of money on behalf of the Funds, (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Funds concerning the Funds' operations. Firstar Trust Company does not exercise any supervisory function over the purchase and sale of securities.

Firstar Trust Company also serves as transfer agent and dividend disbursing agent for the Funds under a Shareholder Services Agreement. As transfer agent and dividend disbursing agent, Firstar Trust Company has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts and (v) make periodic reports to the Funds.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Firstar Trust Company pursuant to which Firstar Trust Company has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds. For its accounting services, Firstar Trust Company is entitled to receive fees, payable monthly, based on the total annual rate of $24,000 for the first $40 million in average net assets of the Funds, 0.01% on the next $200 million of average net assets and 0.005% on average net assets exceeding $240 million (subject to an annual minimum of $24,000). Firstar Trust Company is also entitled to certain out of pocket expenses, including pricing expenses.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103, are the independent accountants which audit the annual financial statements of the Funds.

                              THE HOMESTATE GROUP

                     The HOMESTATE YEAR 2000 ("Y2K") FUND

                        SUPPLEMENT DATED MARCH 16, 1998
                   TO THE PROSPECTUS DATED OCTOBER 30, 1997


The Prospectus of the above-named fund is supplemented as follows:

1. The name and phone number of the Fund's shareholder servicing agent found in the second paragraph under the heading "Additional Information" on page 1 and in the paragraph entitled "Combined Purchase Privilege" under the heading Reduced Sales Charge" on page 11 are amended as follows::

Firstar Trust Company, at (800) 232-0224


2. The section entitled "Purchasing Shares" on pages 12 and 13 is replaced as follows:

Shares of the Fund may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

INVESTING BY MAIL - Please complete and sign the Subscription Application Form included with this Prospectus and send it, together with your check or money order ($500 minimum; any lesser amount must be approved by the Fund), made payable to The HomeState Group, TO: The HomeState Group, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53210-0701. Note: A different procedure is used for establishing Individual Retirement Accounts. Please call Firstar Trust Company at (800) 232-0224 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

INVESTING BY OVERNIGHT OR EXPRESS MAIL - Please use the following address to insure proper delivery: Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 E. Michigan Street, Milwaukee, WI 53202.

INVESTING BY WIRE - To establish a new account by wire please first call Firstar Trust Company at (800) 232-0224 to advise it of the investment and dollar amount. This will ensure prompt and accurate handling of your investment. A completed Subscription Application Form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

    Firstar Bank Milwaukee, N.A.
    777 East Wisconsin Avenue
    Milwaukee, WI 53202
    ABA Number 075000022
    For credit to Firstar Trust M.F.S.
    Account Number 112-952-137
    For further credit to (Fund Name, Shareholder Account Number, Shareholder
    Name)
    ((For new accounts, include taxpayer identification number))

ADDITIONAL PURCHASES - You may add to your account at any time by purchasing shares by mail (minimum $50) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify Firstar Trust Company at
(800) 232-0224 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your shareholder account number in order to assure that your funds are credited properly.

PURCHASES BY TELEPHONE - By using the Fund's telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your Fund shares purchased at the offering price determined at the close of regular trading on a given date, Firstar Trust Company must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such a date. Most transfers are completed within one business day. You may not use telephone purchase transactions for initial purchases of Fund shares. The minimum amount that can be transferred by telephone is $100.


3. The section entitled "Tax-Deferred Retirement Plans" on page 13 is replaced as follows:

RETIREMENT PLANS

Shares of the Fund are also available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in
Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from the Fund by calling (800) 232-0224. The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") - Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

Firstar Trust Company makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, Firstar Trust Company receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar Trust Company by the IRA shareholder. If the fee is not paid by the due date, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

The Taxpayer Relief Act of 1997 (The "1997 Act") also creates several new or expanded IRAs which will be available to Fund shareholders beginning on March 16, 1998.

The 1997 Act creates a new "Roth IRA" which will permit tax-free distributions of account balances if the assets have been invested for five years or more, and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes ("AGI") of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.

The 1997 Act also creates a new education IRA to help parents fund their children's post secondary school education. Parents or others may contribute up to $500 annually to an education IRA on behalf of any child under age 18. This IRA is subject to the same AGI limits as the Roth IRA above, and there are other contribution restrictions that may apply. The education IRA earnings accumulate tax free, and assets that have accumulated in the IRA may be distributed tax free when used to pay qualified higher education expenses.

Both new IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS - The Fund's shares may also be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS - The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

4.   The section entitled "AutoInvest Plan" on page 13 is replaced as follows:

AUTOINVEST PLAN
Shares of the Fund may be purchased through the AutoInvest Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for an investment in the Fund on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $50 per month. The account designated will be debited in the specified amount, on the schedule you select, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Fund may alter, modify or terminate this Plan at any time. You may establish this option by completing the appropriate section of the Subscription Application Form. For more information about participating in the AutoInvest Plan, call the Fund at (800) 232-0224.


5. The section entitled "How to Redeem Shares of the Fund" on pages 13 and 14 is replaced as follows:

                       HOW TO REDEEM SHARES OF THE FUND

Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Valuing the Fund's Shares." Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to twelve days from the purchase date, at which time the redemption proceeds will be sent to the shareholder. Purchases made with a check that does not clear will be canceled and the investor will be responsible for any losses or fees incurred in the transaction.

REDEMPTION BY MAIL - At any time during normal business hours you may request that the Fund redeems your shares in whole or part. Written redemption requests must be directed to The HomeState Group, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar Trust Company, but the effective date of the redemption will be delayed until the request is received by Firstar Trust Company. Requests for redemption which are subject to any special conditions or which specify an effective date other than provided herein cannot be honored.

A redemption request must be received in "Good Order" by Firstar Trust Company for the request to be processed. "Good Order" means the request for redemption must include:

Your letter of instruction specifying the name of the Fund and either the number of shares or the dollar amount of shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.

     Type of Registration                    Requirements
     --------------------                    ------------

     Individual, Joint Tenants, Sole         Redemption requests must be
     Proprietorship,                         signed by all person(s) required
     Custodial (Uniform Gift To Minors       to sign for the account, exactly as
     Act),                                   it is registered
     General Partners

     Corporations, Associations              Redemption request and a corporate
                                             resolution, signed by the person(s)
                                             required to sign for the account,
                                             accompanied by signature
                                             guarantee(s)

     Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)

A redemption request for amounts above $10,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar Trust Company.

The redemption price is the next determined net asset value after Firstar Trust Company receives a redemption request in "Good Order." The amount paid will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the initial cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no late than the seventh day (or earlier if required under applicable law) after receipt by Firstar Trust Company of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such an event the Fund may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar Trust Company, which will assess a $12.00 wire fee against your account.

REDEMPTION BY TELEPHONE - Shareholders who have so indicated on the Subscription Application Form, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $10,000 by instructing the transfer agent by telephone at (800) 232-0224. If proceeds are sent by wire, a $12.00 wire fee will apply, and there is a $100 minimum per telephone redemption required. Redemption requests for amounts exceeding $10,000 must be made in writing. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone requests are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Subscription Application Form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Firstar Trust Company by telephone, you may make a redemption request by mail. The Fund and Firstar Trust Company each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed.

The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial account investment required when the account is established, presently $500 for all accounts except AutoInvest Plan accounts, where the minimum is presently $50. The shares will not be redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund). The Fund will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. If you select the Fund's systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $50 minimum. To select the option you must check the appropriate box on the Subscription Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details, see the application form or call the Fund at (800) 232-0224.


6. The second paragraph on page 14 under the heading "Valuing the Fund's Shares" is replaced as follows:

Securities of the Fund listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available or not deemed representative of actual market values and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair market value, the Trustees may employ an independent pricing service.

Short-term investments with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a short-term security with more than sixty days to maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such sixty day period that this amortized cost value does not represent fair market value.


7. The subheadings "The Administrator, Accounting and Transfer Agent" and "The Custodian" on pages 15 and 16 are replaced as follows:

The Fund has entered into an administration agreement (the "Administration Agreement") with Firstar Trust Company (the "Administrator"), 615 E. Michigan Street, Milwaukee, WI 53202. Under the Administration Agreement, the Administrator maintains the books, accounts and other documents required under the 1940 Act, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the SEC and with State Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationary and office supplies, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .06% of the first $200,000,000 of each Fund's average net assets, .05% of the next $500,000,000 of each Fund's average net assets, and .03% of each Fund's average net assets in excess of $700,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $30,000.

Firstar Trust Company also provides custodial, transfer agency and accounting services for the Fund. Information regarding these services is provided in the Fund's Statement of Additional Information.


8. The name and address of the Fund's transfer agent should be changed to the following in the second paragraph under the heading "Dividends, Distributions and Taxes" on page 17:

Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53202-0701.

                              THE HOMESTATE GROUP

                     The HOMESTATE YEAR 2000 ("Y2K") FUND

                        SUPPLEMENT DATED MARCH 16, 1998
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 1997


The Statement of Additional Information of the above-named fund is supplemented as follows:

1. The name of the Fund's transfer agent and shareholder services agent found in the fourth paragraph under the heading "Additional Purchase and Redemption Information" on page 7 and in the third paragraph entitled "Combined Purchase Privilege" under the sub-heading "Reduced Sales Charge Plans" on page 8 are changed as follows:

Firstar Trust Company


2. The sections entitled "Administrator, Accounting Agent and Transfer Agent" and "Custodian and Independent Accountants" on page 14 are replaced as follows:

ADMINISTRATOR
Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53201, provides certain administrative services to the Fund pursuant to an Administrative Services Agreement (the "Administrative Agreement").

Under the Administrative Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Fund as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the U.S. Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law;
(8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; (9) assists the Fund in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings; (10) monitors the Fund's compliance with applicable state securities laws; (11) assists the Distributor with the review of advertising literature and the submission of such advertising literature to the National Association of Securities Dealers (the "NASD") for review and approval under applicable NASD rules; (12) assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Fund pursuant to Rule 12b-1; and (13) takes other such action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
Firstar Trust Company serves as custodian of the Trust's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Trust Company has agreed to (i) maintain a separate account in the name of the Fund, (ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Fund concerning the Fund's operations. Firstar Trust Company does not exercise any supervisory function over the purchase and sale of securities.

Firstar Trust Company also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Services Agreement. As transfer agent and dividend disbursing agent, Firstar Trust Company has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareholders of the Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts and (v) make periodic reports to the Fund.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Firstar Trust Company pursuant to which Firstar Trust Company has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund. For its accounting services, Firstar Trust Company is entitled to receive fees, payable monthly, based on the total annual rate of $24,000 for the first $40 million in average net assets of the Fund, 0.01% on the next $200 million of average net assets and 0.005% on average net assets exceeding $240 million (subject to an annual minimum of $24,000). Firstar Trust Company is also entitled to certain out of pocket expenses, including pricing expenses.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103, are the independent accountants which audit the annual financial statements of the Fund.